Summary of Significant Accounting Policies - Basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$ 227,370	$ 1,173,995	$ 1,075,543	$ 7,146,533	$ 5,731,334	$ 8,589,153
Denominator:
Weighted average shares outstanding, basic (in shares)	2,528,906	20,000,000	4,095,170	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted (in shares)	2,528,906	20,000,000	4,095,170	20,000,000	9,879,518	20,000,000
Basic net income (loss) per share (in dollars per share)	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Diluted net income (loss) per share (in dollars per share)	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B Ordinary shares
Numerator:
Allocation of net income (loss)	$ (275,902)	$ 65,555	$ (697,661)	$ 1,485,410	$ 2,897,424	$ 1,417,092
Denominator:
Weighted average shares outstanding, basic (in shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted (in shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Basic net income (loss) per share (in dollars per share)	$ (0.06)	$ 0.01	$ (0.14)	$ 0.30	$ 0.58	$ 0.28
Diluted net income (loss) per share (in dollars per share)	$ (0.06)	$ 0.01	$ (0.14)	$ 0.30	$ 0.58	$ 0.28